Disclosure of detailed information about estimated useful lives of property, plant and equipment (Details)	12 Months Ended
Aug. 31, 2019
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	Straight-line
Useful lives	25 years
Growing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	Straight-line
Useful lives	10 years
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	Straight-line
Useful lives	5 years
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	10 years